UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis and Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2015

Date of reporting period: May 31, 2015

Item 1.	Schedule of Investments

EMQQ The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments
May 31, 2015 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 98.9%

Argentina — 4.5%
Information Technology— 4.5%
MercadoLibre	3,176	$460,933
Total Argentina		460,933
Brazil — 0.9%
Consumer Discretionary— 0.9%
B2W Cia Digital*	11,743	90,631
Total Brazil		90,631
China — 67.2%
Consumer Discretionary— 20.9%
500.com ADR, Cl A*	1,841	35,734
Ctrip.com International ADR*	4,425	353,425
E-Commerce China Dangdang ADR, Cl A*	5,407	45,257
JD.com ADR*	25,848	870,561
Jumei International Holding ADR*	8,342	187,945
LightInTheBox Holding ADR*	5,454	27,106
Qunar Cayman Islands ADR*	1,247	54,980
Vipshop Holdings ADR*	22,249	555,557
		2,130,565
Industrials— 1.4%
51job ADR*	4,567	141,760

Information Technology— 44.9%
21Vianet Group ADR*	1,896	34,242
58.com ADR*	1,800	135,018
Alibaba Group Holding ADR*	7,208	643,819
Autohome ADR*	3,129	142,651
Baidu ADR*	2,673	527,650
Bitauto Holdings ADR*	2,577	156,012
HC International*	41,953	62,782
Leju Holdings ADR	15,633	118,185
NetEase ADR	1,439	203,489
Phoenix New Media ADR*	4,039	28,596
Qihoo 360 Technology ADR*	3,296	171,557
Renren ADR*	11,456	45,709
Shanda Games ADR*	21,912	152,398
SINA*	7,696	313,458
Sohu.com*	3,577	227,783
SouFun Holdings ADR	19,296	143,369
Tencent Holdings	46,393	931,864
Weibo ADR*	8,743	138,576
Xunlei ADR*	6,927	67,885
Youku Tudou ADR*	7,745	208,883

Description	Shares	Fair Value

YY ADR*	1,728	$112,043
		4,565,969
Total China		6,838,294
Cyprus — 0.2%
Information Technology— 0.2%
QIWI ADR	776	23,451
Total Cyprus		23,451
India — 0.5%
Consumer Discretionary— 0.5%
Makemytrip*	2,478	48,073
Total India		48,073
Netherlands — 3.2%
Information Technology— 3.2%
Yandex, Cl A*	18,166	327,533
Total Netherlands		327,533
Russia — 2.9%
Information Technology— 2.9%
Mail.ru Group GDR*	12,729	291,494
Total Russia		291,494
South Africa — 7.8%
Consumer Discretionary— 7.8%
Naspers, Cl N	5,406	793,078
Total South Africa		793,078
South Korea — 10.6%
Consumer Discretionary— 0.3%
Interpark	3,294	28,207

Information Technology— 10.3%
Daum Kakao	2,926	309,695
NAVER	806	442,909
NCSoft	1,480	263,082
Wemade Entertainment	833	31,606
		1,047,292
Total South Korea		1,075,499
Taiwan — 1.1%
Information Technology— 1.1%
PChome Online	7,572	110,522
Total Taiwan		110,522

Total Common Stock
(Cost $9,619,802)		10,059,508

EMQQ The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments
May 31, 2015 (Unaudited)

Description	Face Amount	Fair Value

TIME DEPOSIT — 1.2%
Brown Brothers Harriman, 0.030%, 06/01/15	$125,926	$125,926
(Cost $125,926)		125,926

Total Investments - 100.1%
(Cost $9,745,728) †		$10,185,434

Percentages are based on Net Assets of $10,171,566.

*            Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,059,508	$—	$—	$10,059,508
Time Deposit	—	125,926	—	125,926
Total Investments in Securities	$10,059,508	$125,926	$—	$10,185,434

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

†	At May 31, 2015, the tax basis cost of the Fund's investments was $9,745,728, and the unrealized appreciation and depreciation were $1,046,369 and $(606,663) respectively.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

EMC-QH-001-0200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 28, 2015

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: July 28, 2015